Right-of-use assets	6 Months Ended
Jun. 30, 2026
Disclosure of quantitative information about right-of-use assets [abstract]
Right-of-use assets
10. Right-of-use assets
The following table provides a breakdown for right-of-use assets.

(€ thousands)	Land and buildings	Industrial and commercial equipment	Other right-of-use assets	Total
Historical cost at December 31, 2025	1,301,863	322	9,327	1,311,512
Additions	255,932	55	2,673	258,660
Disposals	(58,533)	—	(1,284)	(59,817)
Exchange differences	28,719	—	(4)	28,715
Historical cost at June 30, 2026	1,527,981	377	10,712	1,539,070

Accumulated amortization at December 31, 2025	(654,845)	(92)	(4,134)	(659,071)
Amortization	(81,791)	(42)	(1,380)	(83,213)
Impairment	(838)	—	—	(838)
Disposals	56,152	—	894	57,046
Exchange differences	(17,326)	—	(1)	(17,327)
Accumulated amortization at June 30, 2026	(698,648)	(134)	(4,621)	(703,403)

Carrying amount at:
December 31, 2025	647,018	230	5,193	652,441
June 30, 2026	829,333	243	6,091	835,667

The Group leases various retail stores, warehouses, equipment and vehicles. Lease contracts are typically made for fixed periods of 1 year to 15 years and may have extension options. Contracts may contain both lease and non-lease components. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose any covenants other than the security interests in the leased assets that are held by the lessor. Extension options in a range of 1 year to 10 years are included in a number of property leases across the Group. These are used to maximize operational flexibility in terms of managing the assets used in the Group’s operations. Such extension options are exercisable only by the Group and not by the respective lessor. Other right-of-use assets mainly include vehicles.
Additions to right-of-use assets during the period were primarily attributable to the extension of certain lease agreements aimed at securing long-term presence in prime retail locations in the United States and Europe.
For the six months ended June 30, 2026, impairments of right-of-use assets were recognized for an amount of €838 thousand and primarily related to leased stores in Singapore that are part of the Tom Ford Fashion segment and in the United States and Germany that are part of the Zegna segment.
For the six months ended June 30, 2025, impairments of right-of-use assets were recognized for an amount of €4,046 thousand and primarily related to leased stores in the Greater China Region and Europe that are part of the Tom Ford Fashion segment, and to leased stores in the Greater China Region, Singapore and the United States that are part of the Zegna segment.